Contingent consideration - Summary of reconciliation of contingent consideration (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 7,005	$ 6,871
Interest on unwinding of discount	232	339
Foreign currency loss / (gain)	317	(86)
Gain on remeasurement of contingent consideration	(7,554)	(119)	$ (3,388)
Contingent Consideration	$ 0	$ 7,005	$ 6,871